Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	CONSUMER DISCRETIONARY — 6.6%
98,825	Gentex Corp.	$2,821,454
133,390	Topgolf Callaway Brands Corp. *	3,091,980
		5,913,434
	CONSUMER STAPLES — 1.9%
68,585	Hostess Brands, Inc. *	1,694,050
	ENERGY — 14.8%
20,215	Chord Energy Corp.	2,721,343
138,725	Patterson-UTI Energy, Inc.	1,900,532
27,138	TravelCenters of America, Inc. *	2,289,090
108,020	Viper Energy Partners LP	3,092,613
119,137	World Fuel Services Corp.	3,270,311
		13,273,889
	FINANCIALS — 22.3%
65,060	Artisan Partners Asset Management, Inc. - Class A	2,145,028
117,915	Cadence Bank	3,131,822
57,335	Encore Capital Group, Inc. *	2,963,073
20,340	Evercore, Inc. - Class A	2,668,201
55,225	HCI Group, Inc.	2,899,313
118,500	James River Group Holdings Ltd.	2,855,850
50,840	Texas Capital Bancshares, Inc. *	3,367,133
		20,030,420
	HEALTH CARE — 7.5%
58,215	Encompass Health Corp.	3,290,312
71,725	Halozyme Therapeutics, Inc. *	3,442,083
		6,732,395
	INDUSTRIALS — 23.0%
133,060	Air Transport Services Group, Inc. *	2,784,946
148,215	API Group Corp. *	3,481,570
13,636	BrightView Holdings, Inc. *	86,179
93,620	Granite Construction, Inc.	4,044,384
59,020	Hillenbrand, Inc.	2,782,203
285,140	Janus International Group, Inc. *	2,962,605
78,965	SP Plus Corp. *	2,686,389
39,235	Stericycle, Inc. *	1,870,725
		20,699,001
	MATERIALS — 5.4%
50,164	Compass Minerals International, Inc.	1,932,819

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
84,550	MP Materials Corp. *	$2,959,250
		4,892,069
	REAL ESTATE — 10.8%
45,170	Howard Hughes Corp. *	3,754,530
66,975	Spirit Realty Capital, Inc. - REIT	2,758,031
52,045	Terreno Realty Corp. - REIT	3,237,719
		9,750,280
	TECHNOLOGY — 4.5%
165,565	ADTRAN Holdings, Inc.	2,889,109
170,095	Open Lending Corp. *	1,204,273
		4,093,382
	TOTAL COMMON STOCKS
	(Cost $79,670,954)	87,078,920

Principal Amount
	SHORT-TERM INVESTMENTS — 4.0%
$3,646,029	UMB Bank Demand Deposit, 0.01% [1]	3,646,029
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,646,029)	3,646,029
	TOTAL INVESTMENTS — 100.8%
	(Cost $83,316,983)	90,724,949
	Liabilities in Excess of Other Assets — (0.8)%	(744,722)
	TOTAL NET ASSETS — 100.0%	$89,980,227

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.